COMMITMENTS AND CONTINGENCIES (Schedule of Product Warranty Activity) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Product warranty activity
Beginning balance	$ 31,778	$ 20,612
Warranty provision	4,393	13,077
Warranty expense incurred	(16)	(1,351)
Foreign exchange effect	30	(560)
Ending balance	$ 36,185	$ 31,778